Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Shareholders and Share Ownership Percentage

As of December 31, 2012, our shareholders and their share ownership were as follows (we refer you to Note 12—“Subsequent Events”):

Shareholder	Number of Shares	Percentage Ownership
Genting HK (1)	10,500,000	50.0%
Apollo Funds (2)	7,875,000	37.5%
TPG Viking Funds (3)	2,625,000	12.5%

(1)	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
(2)	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
(3)	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).